UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	4/30/2006

Date of reporting period:	10/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Municipal Bond Fund/

High Income Series & Insured Series

OCTOBER 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Municipal Bond

OBJECTIVE

High Income Series: Maximum amount of income that is eligible for exclusion from federal income taxes.

Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

December 15, 2005

Dear Shareholder:

We hope you find the semiannual report for the Dryden Municipal Bond Fund/High Income Series and Insured Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Bond Fund/High Income Series and Insured Series

Dryden Municipal Bond Fund	1

Your Series’ Performance

High Income Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/High Income Series (the Series) is to seek the maximum amount of income that is eligible for exclusion from federal income taxes. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 10/31/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	2.18%	6.07%	32.90%	66.71% (66.23)	158.69% (156.68)
Class B	1.96	5.70	31.23	61.81 (61.34)	215.83 (204.80)
Class C	1.84	5.44	29.62	57.86 (57.40)	72.90 (72.23)
Class Z	2.30	6.32	34.59	N/A	62.72 (62.24)
LB Muni Bond Index[3]	0.59	2.54	33.70	76.52	***
LB Non-Investment-Grade Muni Bond Index[4,5]	2.12	9.41	42.05	85.55	****
Lipper HY Muni Debt Funds Avg.[6]	1.89	5.92	33.91	64.72	*****

Average Annual Total Returns[1] as of 9/30/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		2.93%	5.10%	5.00% (4.97)	5.99% (5.94)
Class B		1.94	5.53	5.12 (5.08)	6.61 (6.40)
Class C		5.68	5.43	4.85 (4.82)	5.06 (5.03)
Class Z		7.48	6.23	N/A	5.58 (5.54)
LB Muni Bond Index[3]		4.05	6.34	6.06	***
LB Non-Investment-Grade Muni Bond Index[4,5]		10.75	7.36	6.51	****
Lipper HY Muni Debt Funds Avg.[6]		7.23	6.14	5.27	*****

Distribution and Yields[1] as of 10/31/05
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[7] at Tax Rates of
			33%	35%
Class A	$0.25	3.89%	5.81%	5.98%
Class B	$0.24	3.80	5.67	5.85
Class C	$0.22	3.54	5.28	5.45
Class Z	$0.26	4.32	6.45	6.65

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class C, 8/1/94; and Class Z, 9/16/96.

3The Lehman Brothers (LB) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lehman Brothers (LB) Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1 below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also have a dated date after December 31, 1990, and must be at least one year from their maturity date.

5The inception date of the LB Non-Investment-Grade Muni Bond Index is October 1995.

6The Lipper High Yield (HY) Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper HY Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

7Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Indexes and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***LB Muni Bond Index Closest Month-End to Inception cumulative total returns as of 10/31/05 are 182.94% for Class A, 259.05% for Class B, 96.88% for Class C, and 68.89% for Class Z. LB Muni Bond Index Closest Month-End to Inception average annual total returns as of 9/30/05 are 6.91% for Class A, 7.40% for Class B, 6.31% for Class C, and 6.07% for Class Z.

****LB Non-Investment-Grade Muni Bond Index Closest Month-End to Inception cumulative total return as of 10/31/05 is 78.90% for Class Z. LB Non-Investment-Grade Muni Bond Index Closest Month-End to Inception average annual total return as of 9/30/05 is 6.69% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/05 are 155.08% for Class A, 219.12% for Class B, 81.28% for Class C, and 57.06% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/05 are 6.15% for Class A, 6.64% for Class B, 5.48% for Class C, and 5.16% for Class Z.

Dryden Municipal Bond Fund	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 10/31/05
Memphis (TN) Ctr. City Rev., Fin. Corp., 6.50%, 09/01/28	4.4%
Austin (TX) Hsg. Fin. Corp., 7.75%, 11/01/29	1.5
Tobacco Settlement Corp., (NY) 5.50%, 06/01/14	1.4
New Jersey (NJ) Econ. Dev. Auth. Rev., 6.375%, 04/01/31	1.4
West Virginia (WV) St. Hosp. Fin., 6.75%, 09/01/30	1.3

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 10/31/05
Aaa	23.8%
Aa	4.9
A	10.5
Baa	19.5
Ba	6.3
B	3.8
Caa	1.4
NR	27.9
Total Investments	98.1
Other assets in excess of other liabilities	1.9
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

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Your Series’ Performance

Insured Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/Insured Series (the Series) is to seek the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 10/31/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.22%	1.34%	28.18%	63.09% (62.79)	153.32% (150.74)
Class B	0.19	1.07	26.66	58.40 (58.11)	201.18 (181.14)
Class C	–0.03	0.72	24.99	54.39 (54.10)	69.69 (69.22)
Class Z	0.34	1.53	29.61	N/A	60.58 (60.43)
LB Muni Bond Index[3]	0.59	2.54	33.70	76.52	***
Lipper Insured Muni Debt Funds Avg.[4]	0.08	1.36	27.99	60.49	****

Average Annual Total Returns[1] as of 9/30/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–1.30%	4.64%	4.84% (4.82)	5.88% (5.81)
Class B		–2.36	5.07	4.95 (4.93)	6.34 (5.96)
Class C		1.30	4.97	4.69 (4.67)	4.93 (4.90)
Class Z		3.01	5.74	N/A	5.47 (5.46)
LB Muni Bond Index[3]		4.05	6.34	6.06	***
Lipper Insured Muni Debt Funds Avg.[4]		2.91	5.45	5.09	****

Distribution and Yields[1] as of 10/31/05
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[5] at Tax Rates of
			33%	35%
Class A	$0.21	3.01%	4.49%	4.63%
Class B	$0.19	2.87	4.28	4.42
Class C	$0.18	2.63	3.93	4.05
Class Z	$0.22	3.39	5.06	5.22

Dryden Municipal Bond Fund	5

Your Series’ Performance (continued)

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class C, 8/1/94; and Class Z, 9/16/96.

3The Lehman Brothers (LB) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper Insured Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Insured Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues insured as to timely payment.

5Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the LB Muni Bond Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***LB Muni Bond Index Closest Month-End to Inception cumulative total returns as of 10/31/05 are 182.94% for Class A, 259.05% for Class B, 96.88% for Class C, and 68.89% for Class Z. LB Muni Bond Index Closest Month-End to Inception average annual total returns as of 9/30/05 are 6.91% for Class A, 7.40% for Class B, 6.31% for Class C, and 6.07% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/05 are 152.72% for Class A, 222.54% for Class B, 78.47% for Class C, and 54.45% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/05 are 6.14% for Class A, 6.75% for Class B, 5.38% for Class C, and 5.03% for Class Z.

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Five Largest Issues expressed as a percentage of net assets as of 10/31/05
Hawaii (HI) Dept. Budget & Fin., 6.20%, 11/01/29	3.2%
Metro. (NY) Trans. Auth. N.Y. Svc. Contract, 5.50%, 07/01/23	2.9
California (CA) St., 5.25%, 02/01/27	2.7
Brevard Cnty. (FL) Hlth. Facs., 5.60%, 10/01/10	2.2
San Diego (CA) Wtr. Rev., 8.41%, 4/26/06	2.2

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 10/31/05
Aaa	98.6%
Aa	0.9
A	1.9
Total Investments	101.4
Liabilities in excess of other assets	–1.4
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated.

Credit quality is subject to change.

Dryden Municipal Bond Fund	7

Fees and Expenses (Unaudited)

As a shareholder of a Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2005, at the beginning of the period, and held through the six-month period ended October 31, 2005.

Each Series transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Bond Fund/High Income Series		Beginning Account Value May 1, 2005	Ending Account Value October 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,021.78	0.87%	$4.43
	Hypothetical	$1,000.00	$1,020.82	0.87%	$4.43

Class B	Actual	$1,000.00	$1,019.61	1.12%	$5.70
	Hypothetical	$1,000.00	$1,019.56	1.12%	$5.70

Class C	Actual	$1,000.00	$1,018.40	1.37%	$6.97
	Hypothetical	$1,000.00	$1,018.30	1.37%	$6.97

Class Z	Actual	$1,000.00	$1,022.99	0.62%	$3.16
	Hypothetical	$1,000.00	$1,022.08	0.62%	$3.16

Dryden Municipal Bond Fund	9

Fees and Expenses (continued)

Dryden Municipal Bond Fund/ Insured Series		Beginning Account Value May 1, 2005	Ending Account Value October 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,002.22	0.92%	$4.64
	Hypothetical	$1,000.00	$1,020.57	0.92%	$4.69

Class B	Actual	$1,000.00	$1,001.92	1.17%	$5.90
	Hypothetical	$1,000.00	$1,019.31	1.17%	$5.96

Class C	Actual	$1,000.00	$999.70	1.42%	$7.16
	Hypothetical	$1,000.00	$1,018.05	1.42%	$7.22

Class Z	Actual	$1,000.00	$1,003.38	0.67%	$3.38
	Hypothetical	$1,000.00	$1,021.83	0.67%	$3.41

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2005, and divided by the 365 days in the Series’ fiscal year ending April 30, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of October 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 98.0%

Alabama 0.5%
Butler Ind. Dev. Brd. Solid Wste. Disp. Rev., GA-Pacific Corp. Proj., A.M.T	BB+(b)	5.75%	9/01/28	$1,000	$1,007,620
Camden Ind. Dev. Brd. Facs. Rev., Refdg. Weyerhaeuser,
Ser. A	BBB(b)	6.125	12/01/24	1,000	1,101,370
Ser. B, A.M.T	BBB(b)	6.375	12/01/24	1,000	1,088,030

					3,197,020

Alaska 0.6%
Northern Tobacco Secur. Corp., Asset Bkd. Bonds	Baa3	6.50	6/01/31	3,500	3,683,260

Arizona 1.2%
Coconino Cnty. Poll. Ctrl. Corp. Rev.Tuscon Elec. Pwr., Navajo,
Ser. A, A.M.T.	Ba1	7.125	10/01/32	5,000	5,250,350
Ser. B	Ba1	7.00	10/01/32	1,700	1,767,014

					7,017,364

California 12.8%
Antelope Valley California Hlthcare. Dis Rfdg., Ser. A, F.S.A.	Aaa	5.20	1/01/17	1,005	1,059,813
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.00	7/01/27	1,000	981,760
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	4,905	5,157,951
California St. Pub. Wks. Brd. Lease Rev.,
Dept. Mental Hlth., Coalinga, Ser. A	A3	5.50	6/01/19	2,000	2,175,159
Dept. Mental Hlth., Coalinga, Ser. A	A3	5.50	6/01/20	2,000	2,173,660
Dept. Mental Hlth., Coalinga, Ser. A	A3	5.50	6/01/22	2,000	2,164,700

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	11

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

California Statewide Cmntys Dev. Auth. Rev. Kaiser Permanente, Ser. C	A3	3.85%	11/01/29	$2,000		$1,965,120
Capistrano Uni. Sch. Dist. Cmnty. Facs., Talega	NR	6.00	9/01/33	1,000		1,048,230
Central California Joint Pwr. Hlth. Fin. Auth., Cmnty. Hosps. of Central California, C.O.P.	Baa2	6.00	2/01/30	2,550		2,653,097
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S.	Baa3	Zero	1/15/28	6,700		5,651,249
Golden St. Securitization Corp. Tobacco Settlement Rev.,
Asset Bkd., Ser. B	Aaa	5.75	6/01/23	3,940	(e)	4,181,364
Asset Bkd., Ser. B	Aaa	5.50	6/01/43	3,500	(e)	3,868,550
La Quinta Fin. Auth. Local Agcy. Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	3,500		3,742,025
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	3,460		3,618,503
Los Angeles Wtr. & Pwr. Rev. Pwr. Sys.,
Ser. A, F.G.I.C.	Aaa	5.125	7/01/40	3,660		3,749,999
Ser. B, F.S.A.	Aaa	5.125	7/01/15	1,000		1,074,280
Ser. B, F.S.A.	Aaa	5.125	7/01/16	1,000		1,071,550
Ser. B, F.S.A.	Aaa	5.125	7/01/17	2,100		2,247,399
Ser. B, F.S.A.	Aaa	5.125	7/01/18	1,555		1,662,559
Murrieta Cmnty. Facs. Dist. Spl. Tax, No. 2, The Oaks Impt. Area, Ser. A	NR	5.90	9/01/27	1,000		1,047,550
Orange Cnty, Cmnty. Loc. Trans. Auth., Reg. Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20	2/14/11	7,000		7,839,580
Perris California Cmnty. Facs. Dist., Spec. Tax, No. 01-2, Ser. A	NR	6.25	9/01/23	3,000		3,246,480
Rancho Cordova Cmnty. Facs. Dist.,
Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.00	9/01/33	1,000		1,025,670
Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.10	9/01/37	2,000		2,054,520

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Roseville Joint Union H.S. Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	Aaa	Zero	8/01/11	$1,440		$1,151,453
Saugus Uni. Sch. Dist. Cmnty. Facs.	NR	6.00%	9/01/33	1,800		1,875,078
University Revs.,
Hosp. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.50	5/15/23	1330		1,453,225
Res. Facs., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,115		2,227,687
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	3,500		3,722,320
Valley Hlth. Sys. California Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A	B+(b)	6.50	5/15/25	1,000		1,000,650

						76,891,181

Colorado 3.2%
Black Hawk Bus. Impvt. Dist.	NR	7.75	12/01/19	5,285	(e)	6,182,869
Colorado Hlth. Facs. Auth. Rev., Rfdg Hosp. Poudre Valley Hlthcare.	Baa2	5.00	3/01/25	5,560		5,592,581
Colorado Springs Hosp. Rev.	A3	6.375	12/15/30	1,240	(e)	1,403,953
Colorado Springs Hosp. Rev., Unrfdg.	A3	6.375	12/15/30	1,260		1,365,538
Denver Urban Ren. Auth. Tax, Inc., Inc., Rev., A.M.T.	NR	7.75	9/01/16	3,680		3,834,082
Lake Creek Affordable Hsg. Corp. Multi-Fam. Rev., Ser. B	NR	7.00	12/01/23	935		905,183

						19,284,206

Connecticut 1.0%
Connecticut St. 1060 R, G.O., R.I.T.E.S. (cost $5,379,971; Purchased 09/18/02)	AA(b)	6.59397(c)	11/15/09	5,000	(h)	5,728,400

Delaware 0.2%
Delaware St. Health Facs. Auth. Rev. Beebe Med. Ctr. Proj., Ser. A	Baa1	5.00	6/01/30	1,000		1,000,710

District of Columbia 0.5%
Dist. of Columbia Rev., Univ., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	3,000		3,073,110

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	13

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Florida 5.0%
Broward Cnty. Res. Recov. Rev., Rfdg. Wheelabrator, Ser. A	A3	5.50%	12/01/08	$4,000		$4,228,520
Florida St. Corr. Privateization Cmnty. Cert. Partner,
Ser. A, A.M.B.A.C., C.O.P.	Aaa	5.00	8/01/17	1,660		1,750,072
Ser. B, C.O.P., A.M.B.A.C.	Aaa	5.00	8/01/14	2,020		2,165,763
Highlands Cnty. Fla. Health Facs. Auth. Rev. Hosp-Adventist Hlth., Ser. D	A2	5.00	11/15/35	1,500		1,505,250
Highlands Fla Cmnty. Dev. Dist. Spl. Assmt.	NR	5.55	5/01/36	500		500,365
Hillsborough Cnty. Ind. Dev. Auth. Rev., Lakeshore Villas Proj., Ser. A	NR	6.75	7/01/29	3,000		3,038,970
Indigo Cmnty. Dev. Dist. Florida Cap. Impvt. Rev.	NR	5.75	5/01/36	2,000		2,022,760
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba2	6.70	11/15/19	1,000		1,088,370
North Springs Impvt. Dist. Wtr. Mgmt., Ser. B	NR	8.30	5/01/24	1,520		1,538,316
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.	Aa1	6.75	10/01/17	2,000	(e)	2,391,680
Palm Beach Cnty. Pub. Impvt. Rev., Rev., Convention Ctr. Proj., F.G.I.C.	Aaa	5.00	11/01/30	3,500		3,683,155
Paseo Cmnty Dev. Dist. Florida Cap. Impvt. Rev., Series A	NR	5.40	5/01/36	1,400		1,381,450
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.25	5/01/36	1,500		1,572,135
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt., Ser. B	NR	6.45	5/01/10	435		435,587
Volusia Cnty. Sch. Brd. Sales Tax Rev., F.S.A.	Aaa	5.00	10/01/10	2,500		2,666,225

						29,968,618

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Georgia 0.7%
Cobb Cnty. Georgia Dev. Auth. Solid Wste. Disp. Rev., Georgia Wste. Mgmt.Proj. Ser. A, A.M.T.	BBB(b)	3.65%	4/01/33	$2,000		$1,999,740
Fulton Conty. Residential Care Facs., Canterbury Corut Proj., Ser. A	NR	6.125	2/15/34	1,200		1,221,396
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa	6.15	2/01/20	1,000		1,192,430

						4,413,566

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000		2,134,080

Illinois 7.9%
Cary Illinois Spec. Tax Spec. Svcs.,
Area No. 1, Cambridge, Ser. A	NR	7.625	3/01/30	3,800		4,265,880
Area No. 2, Foxford Hill	NR	7.50	3/01/30	4,782		5,345,176
Chicago Illinois Proj. & Rfdg., G.O., F.G.I.C.	Aaa	5.25	1/01/28	4,375		4,574,281
Gilberts Illinois Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj.	AAA(b)	7.75	3/01/27	5,000	(e)	6,001,750
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advnmt. Fdg. Univ. Ctr. Proj.	Baa2	6.25	5/01/30	2,000		2,125,220
Illinois Fin. Auth. Rev.,
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	2/15/37	1,000		990,600
Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000		5,175,350
Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.25	7/01/22	4,200		4,561,074
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aaa	Zero	12/01/11	3,360		2,632,291
McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,535	(e)	4,967,729

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	15

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Metro. Peir & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25%	6/15/42	$6,000		$6,177,600
Robbins Illinois Res. Recov. Rev. Restruct. Proj.,
Ser. A, A.M.T. (cost $5,031,250; Purchased 02/03/00)	NR	Zero	10/15/16	5,031	(d)(h)(i)	10,062
Ser. B, A.M.T. (cost $1,968,750; Purchased 02/03/00)	NR	Zero	10/15/16	1,969	(d)(h)(i)	3,938
Round Lake Rev.	NR	6.70	3/01/33	1,000		1,044,280

						47,875,231

Indiana 0.8%
Indiana Hlth. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind., Ser. A	BBB-(b)	6.00	3/01/34	3,000		3,144,660
Indiana St. Hsg. Fin. Auth. Sngl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.00	1/01/34	1,895		1,881,564

						5,026,224

Iowa 1.0%
Iowa St. Fin. Auth. Hlthcare, Facs. Rev., Mercy Hlth. Initiatives Proj.	NR	9.25	7/01/25	4,780		5,815,683

Kentucky 0.2%
Boone Cnty. KY Pollutn. Ctl. Rev. Ref-Coll-Dayton Pwr. & Lt. Co., Ser. A, F.G.I.C.	Aaa	4.70	1/01/28	1,000		988,540

Louisiana 1.0%
Calcasieu Parish Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3	6.625	2/01/16	3,500		3,729,425
De Soto Parish Lousisiana Environ. Impvt. Rev., Rfdg. Int’l. Paper, Ser. A, A.M.T.	Baa2	4.75	3/01/19	2,500		2,392,600

						6,122,025

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Maine 0.7%
Maine Hlth. & Higher Edl. Facs. Auth Rev. Piper Shores,
Ser. A	NR	7.50%	1/01/19	$1,000	(e)	$1,110,920
Ser. A	NR	7.55	1/01/29	3,000	(e)	3,337,200

						4,448,120

Maryland 2.0%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj.	AAA(b)	7.10	7/01/29	3,000	(e)	3,424,560
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.	A3	6.75	7/01/30	5,000	(e)	5,720,000
Northeast Wste. Disp. Auth. Rev.,
Sludge Corp. Facs. (cost $1,054,000; Purchased 06/30/93)	NR	7.25	7/01/07	1,054	(h)(i)	1,097,109
Sludge Corp. Facs., A.M.T. (cost $1,865,000; Purchased 06/30/93)	NR	8.50	7/01/07	1,865	(h)(i)	1,980,089

						12,221,758

Massachusetts 3.1%
Massachusetts St., Cons. Ln., G.O., Ser. C	Aa2	5.25	11/01/30	1,495	(e)	1,620,460
Massachusetts St. Coll. Bldg., Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	5/01/14	1,750		2,149,805
Massachusetts St. Dev. Fin. Agcy. Rev., Hlthcare. Fac., Alliance, Ser. A	NR	7.10	7/01/32	4,010		4,088,797
Masachusetts St. Hlth. & Edl. Facs. Auth. Rev. Caritas Christi Oblig. Group,
Rfdg., Ser. A	Baa3	5.75	7/01/28	2,000		2,028,320
Rfdg., Ser. B	Baa3	6.75	7/01/16	3,595		3,989,695
Massachusetts St. Wtr. Poll. Abatement Trust, Pool Proj., Ser. 9	Aaa	5.25	8/01/33	2,500		2,634,725
Nantucket, MA
G.O., M.B.I.A.	Aaa	3.375	10/01/15	1,205		1,120,831
G.O., M.B.I.A.	Aaa	3.50	10/01/16	1,200		1,115,436

						18,748,069

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	17

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Michigan 1.3%
Kalamazoo Michigan Hosp. Fin. Auth. Hosp. Fac. Rev., E.T.M., F.G.I.C. (cost $2,042,552; Purchased 02/02/01)	Aaa	7.558%(c)	6/01/11	$2,000	(e)(h)	$2,038,960
Kent Hosp. Fin. Auth. Michigan Rev., Metro. Hosp. Proj., Ser. A	BBB(b)	6.25	7/01/40	3,000		3,228,420
Michigan St. Hosp. Fin. Auth. Rev., Ascension Hlth. Sub Credit, Ser. A	Aa3	5.00	11/01/12	1,250		1,321,213
Summit Academy North Mich. Pub. Sch., Academy Rev. Ref.	BB+(b)	5.50	11/01/30	1,500		1,464,180

						8,052,773

Minnesota 0.6%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hltheast Proj., Ser. A	Baa3	6.625	11/01/17	2,385		2,385,000
St. Paul Minn. Hsg. & Redev. Auth. Hosp. Rev., Healtheast Proj.	Baa3	6.00	11/15/35	1,000		1,066,360

						3,451,360

Nevada 3.7%
Clark Cnty. Impvt. Dist.,
No. 121, Southern Highlands Area	NR	7.50	12/01/19	4,695		5,060,882
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.10	8/01/18	2,000		2,068,560
Clark Cnty. Ind. Dev. Rev.,
Nevada Pwr. Co. Proj., Ser. A, A.M.T.	B-(b)	5.60	10/01/30	2,500		2,470,750
Rfdg. Nevada Pwr. Co. Proj., Ser. C	B-(b)	5.50	10/01/30	4,500		4,413,645
Director St. Nevada Dept. Bus. & Ind.,
Las Ventanas Ret., Proj. A	NR	7.00	11/15/34	1,500		1,544,415
Las Ventanas Ret., Proj. B	NR	6.75	11/15/23	1,315		1,347,073
North Las Vegas Local Impvt.,
Spec. Impvt. Dist. No. 60, Aliante	NR	5.60	12/01/12	1,510		1,557,308

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Spec. Impvt. Dist. No. 60, Aliante	NR	6.40%	12/01/22	$1,235		$1,274,520
Washoe Cnty. Wtr. Fac. Rev., Sierra Pac. Pwr. Co., A.M.T.	Ba1	5.00	3/01/36	2,500		2,521,875

						22,259,028

New Jersey 6.5%
Camden Cnty. Auth. Rev., Hlthcare. Redev. Cooper Proj.	Baa3	6.00	2/15/27	2,250		2,315,205
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250		1,324,062
Cigarette Tax	Baa2	5.75	6/15/34	750		784,148
Kapkowski Rd., Ser. A	Baa3	6.375	4/01/31	7,000	(e)	8,153,880
Kapkowski Rd., Ser. A, C.A.B.S., E.T.M.	Baa3	Zero	4/01/12	1,115	(e)	860,981
Rfdg. First Mtge. Franciscan Oaks Proj.	NR	5.70	10/01/17	165		167,107
Spec. Facs. Rev., Continental Airlines, Inc. Proj., A.M.T.	Caa2	6.25	9/15/29	3,500		2,829,645
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00	7/01/27	2,000		2,083,640
Raritan Bay Med. Ctr.	NR	7.25	7/01/27	4,000		4,111,200
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,250		2,448,315
New Jersey St. Edl. Facs. Auth. Rev., Felician Coll. of Lodi, Ser. D	NR	7.375	11/01/22	3,615		3,756,997
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C.	Aaa	Zero	1/01/35	4,000		2,559,120
Tobacco Settlement Fin. Corp.,
Asset Bkd.	Baa3	6.75	6/01/39	1,000		1,139,720
Asset Bkd.	Baa3	6.125	6/01/42	1,000		1,048,690
Asset Bkd.	Baa3	6.25	6/01/43	5,250		5,799,045

						39,381,755

New Mexico 1.1%
Farmington Poll. Ctrl. Rev. Rfdt., El Paso Elec. Co. Proj., Ser. A, F.G.I.C.	Aaa	4.00	6/01/32	2,000		1,992,520

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	19

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New Mexico Mtge. Fin. Auth. Sngl. Sngl. Fam. Mtge.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	3.50%	7/01/36	$2,000		$2,099,100
Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.50	7/01/35	2,490		2,620,999

						6,712,619

New York 6.9%
Brookhaven New York Ind. Dev. Agcy. Civic Facs. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.25	11/15/30	2,000	(f)	2,157,400
Erie Cnty. NY Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd-2nd Sub., Ser. C, C.A.B.S.	NR	Zero	6/01/50	4,000		220,240
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	Zero	6/01/47	5,000		401,150
Liberty NY Dev. Corp. Rev., Goldman Sachs Headquarters	Aa3	5.25	10/01/35	2,500		2,736,650
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg., M.B.I.A. Ser. B	Aaa	5.50	7/01/19	3,050		3,339,506
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,045		4,447,801
New York City Ind. Dev. Agcy. Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2	6.375	7/01/31	995		1,006,443
New York City Transitional Fin. Auth. Rev., Future Tax Sec’d.,
Ser. C	Aa1	5.50	2/15/16	2,500		2,723,925
Ser. C	Aa1	5.50	11/01/20	475	(e)	513,760
New York St. Dorm Auth. Revs., Non St. Supported Debt, Mt. Sinai
NYU Hlth., RMKT 7/1/05	Ba1	5.50	7/01/26	2,000		2,021,040
NYU Hlth.-C-RMKT 7/1/05	Ba1	5.50	7/01/26	2,000		2,021,040

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York St. Environ. Facs. Rev. Corp., Revolving Funds, Ser. B	Aaa	5.00%	6/15/27	$780	$805,693
New York, NY,
Ser. G, G.O.	A1	5.00	12/01/25	1,000	1,024,910
Ser. J, G.O., F.S.A.	Aaa	5.00	3/01/18	2,740	2,894,646
Tobacco Settlement Fin. Corp.,
Asset-Bkd., Ser. A-1	A2	5.50	6/01/14	8,000	8,473,360
Asset Bkd., Ser. C-1	A2	5.50	6/01/14	3,500	3,701,075
Asset-Bkd., Ser. C-1	A2	5.50	6/01/15	3,000	3,202,170

					41,690,809

North Carolina 0.3%
North Carolina Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa2	5.125	1/01/26	2,000	2,024,380

North Dakota 0.7%
Ward Cnty. Hthcare. Facs. Rev., Rfdg. Trinity Oblig,
Group A	BBB+(b)	6.25	7/01/26	2,110	2,197,966
Group B	BBB+(b)	6.25	7/01/21	2,000	2,085,020

					4,282,986

Ohio 0.9%
Cuyahoga Cnty. Hosp. Facs. Rev., Rev.,Canton, Inc. Proj.	Baa2	7.50	1/01/30	3,000	3,334,920
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T.	BBB(b)	4.50	7/01/21	1,000	1,013,780
Richland Cnty. Hosp. Facs. Rev., Rfdg. Medcentral Hlth. Sys., Ser. A	A-(b)	6.125	11/15/16	1,000	1,083,040

					5,431,740

Oklahoma 0.5%
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership In. Prog., Ser. B, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.875	9/01/33	3,065	3,123,817

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	21

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Pennsylvania 4.2%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Ohio Valley Gen Hosp. Proj., Ser. A	Baa2	5.125%	4/01/35	$1,335		$1,312,826
Auth. Rev. Hlth. Sys.,
Ser. B	B1	9.25	11/15/15	1,000		1,195,430
Ser. B	B1	9.25	11/15/22	1,825		2,178,685
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A	NR	7.25	1/01/35	4,000		4,354,440
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A(b)	5.50	3/15/26	780		810,217
Langhorne Manor Boro. Higher Ed. & Hlth. Auth. Rev., Hosp. Lower Bucks Hosp.	B2	7.35	7/01/22	4,650		4,650,046
Montgomery Cnty. Pennsylvania Ind. Dev. Auth. Rev., MTG- Whitemarsh Cont. Care	NR	6.25	2/01/35	2,450		2,549,152
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. Rev. Shippingport PJ-A-Rmkt. 6/1/05, A.M.T.	Baa3	4.35	6/01/28	1,000		994,300
Auth. Res. Recov. Rev. Ref., Sub, Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	1,000		997,620
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys. (cost $1,664,031; Purchased 01/22/98)	Ca	Zero	7/11/05	1,651	(d)(h)(i)	17
Grad. Hlth. Sys. (cost $2,298,709; Purchased 01/22/98)	Ca	Zero	7/01/18	2,269	(d)(h)(i)	23
Grad. Hlth. Sys., Ser. A (cost $1,890,059; Purchased 01/21/98)	Ca	Zero	7/01/13	2,015	(d)(h)(i)	20
Somerset Cnty. Hosp. Auth Rev.,
Hlthcare. First Mtge. (cost $1,106,647; Purchased 02/10/97)	NR	4.20	6/01/09	1,095	(h)(i)	762,711

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Hlthcare. First Mtge. (cost $8,898,687; Purchased 02/10/97)	NR	4.25%	6/01/24	$8,805	(h)(i)	$5,593,727

						25,399,214

Puerto Rico 0.2%
Puerto Rico Comwlth. Hwy. & Auth. Rev. Ser. K	Baa2	5.00	7/01/35	1,500		1,505,610

South Carolina 1.0%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth., Ser. C	Baa1	6.875	8/01/27	5,000		5,776,350

South Dakota 0.7%
South Dakota Econ. Dev. Fin. Auth., Dakota Park, A.M.T. (cost $4,220,000; Purchased 01/18/89)	NR	10.25	1/01/19	4,220	(h)(i)	4,258,275

Tennessee 6.8%
Bradley Cnty. Ind. Dev. Brd., Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/01/17	2,000		2,160,820
Chattanooga Tenn. Hlth. Edl. & Hsg. Fac. Brd. Rev. Ref, CDFI Phase I LLC PJ-Sub-B	NR	6.00	10/01/35	1,000		1,007,590
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Ser. A, M.B.I.A.	Aaa	6.75	7/01/17	2,000		2,404,820
Memphis Ctr. City Rev., Fin. Corp., Ser. B (cost $26,000,000; Purchased 12/30/98)	NR	6.50	9/01/28	26,000	(h)	26,329,679
Rutherford Cnty. Hlth. & Edl. Facs. Brd., First Mtge. Rev.	NR	9.50	12/01/19	5,100		5,203,631
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlthcare.	A3	6.50	9/01/26	2,195	(e)	2,554,760
Methodist Hlthcare.	A3	6.50	9/01/26	1,305	(e)	1,518,890

						41,180,190

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	23

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas 8.4%
Austin Hsg. Fin. Corp. Multi- Fam. Hsg. Rev., Stony Creek, Ser. A	Ba3	7.75%	11/01/29	$9,315	$8,767,092
Brazos River Auth. Poll. Ctrl. Rev., TXU Entergy Co. LLC
Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,255	1,386,499
Ser. D	Baa2	5.40	10/01/29	1,000	1,057,930
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev.,
American Airlines Inc.	Caa2	6.00	11/01/14	1,050	796,803
American Airlines Inc., A.M.T.	Caa2	6.375	5/01/35	2,000	1,294,960
American Airlines Inc. Ser. C, A.M.T.	Caa2	6.15	5/01/29	1,950	1,805,544
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	9/01/34	3,000	3,227,190
Houston Arpt. Sys. Rev., Spec. Facs., Continental Airlines, Ser. E, A.M.T.	Caa2	6.75	7/01/29	2,000	1,721,940
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A	NR	7.125	2/15/34	1,250	1,364,888
Houston Util. Sys. Rev., Ref., Comb., First Lien, Ser. A, F.S.A.	Aaa	5.25	5/15/21	7,000	7,470,961
Katy Texas Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00	6/01/18	4,000	4,146,800
Kerrville Tex. Health Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-(b)	5.375	8/15/35	4,050	4,064,256
Lower Colo River Auth., Rfdg., Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/24	4,515	4,785,358
Matagorda Cnty. Nav. Dist. No. 1 Rev., Coll. Centerpoint Engy. Proj.	Baa2	5.60	3/01/27	2,000	2,079,700
North Central Texas Hlth. Fac. Dev. Corp. Rev., Ret. Fac. Sr. Hsg., Ser. A	NR	7.50	11/15/29	2,000	2,150,300
Sabine River Auth. Poll. Ctrl. Rev., Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000	1,089,420

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

San Antonio Elec. & Gas Rev., Rfdg., Ser. A	Aa1	5.00%	2/01/18	$3,000		$3,111,210
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.	Aaa	Zero	9/01/15	50	(e)	32,601

						50,353,452

Trust Territories 0.4%
Norther Mariana Islands Comnwlth., Ser. A, G.O.	Ba3	6.75	10/01/33	2,000		2,167,940

Utah
Tooele Cnty. Poll. Ctrl. Rev., Rfdg. Laidlaw Environ., Ser. A, A.M.T. (cost $3,718,462; Purchased 07/03/97)	NR	Zero	7/01/27	3,718	(d)(h)	9,296

Virginia 4.3%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3	5.25	7/01/17	3,445		3,591,964
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	A3	5.875	6/01/17	2,000		2,145,080
Gloucester Cnty. Ind. Dev. Auth. Solid Wste Disp. Rev., Wste. Mgmt. Svcs., Ser. A Rmkt. 5/3/04, A.M.T.	BBB(b)	5.125	9/01/38	2,700		2,778,327
Norfolk Redev. & Hsg. Auth. Multi-fam.Rental Hsg. Fac. Rev., A.M.T. (cost $5,670,000; Purchased 03/21/97)	NR	8.00	9/01/26	5,670	(h)	5,930,083
Pocahontas Pkwy. Assoc. Toll Rd. Rev., C.A.B.S.,
Ser. B	Ba3	Zero	8/15/16	7,000		3,875,970
Ser. C	B3	Zero	8/15/25	5,000		1,490,700
Ser. C	B3	Zero	8/15/32	6,200		1,194,492
Ser. C	B3	Zero	8/15/33	6,200		1,123,192
Ser. C	B3	Zero	8/15/34	6,200		1,056,170
Ser. C	B3	Zero	8/15/35	5,800		929,044

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	25

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A,Rmkt. 5/3/04, A.M.T.	BBB(b)	5.125%	6/01/28	$1,600		$1,646,416

						25,761,438

Washington 2.9%
Bellevue Conv. Ctr. Auth., King City, Oblig. Rev., M.B.I.A., C.A.B.S.	Aaa	Zero	2/01/10	870		739,309
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	5,050		5,673,271
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	4,300		4,844,165
Skagit Cnty. Washington Pub. Hosp. Dist. No. 001 Rev.
Skagit Valley Hosp.	Baa3	5.375	12/01/22	1,190		1,220,214
Skagit Valley Hosp.	Baa3	5.50	12/01/30	1,250		1,269,275
Tobacco Settlement Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50	6/01/26	2,570		2,783,721
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.	Aaa	7.25	7/01/09	755	(e)	814,003

						17,343,958

West Virginia 1.3%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hil Hosp., Ser. B (cost $6,833,407; Purchased 06/09/00)	A2	6.75	9/01/30	7,000	(e)(h)	8,034,390

Wisconsin 2.0%
Badger Tobacco Asset Secur. Corp., Asset Bkd	Baa3	6.125	6/01/27	2,840		3,009,037
Oconto Falls Cmnty. Dev. Auth. Dev.Rev., A.M.T.	NR	8.125	12/01/22	1,395		1,043,014
Oconto Falls Tissue, Inc. Proj., A.M.T.	NR	7.75	12/01/22	7,800		5,661,786
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000		1,014,360

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)

Wisoncisn St. Hlth. & Edl. Fac. Auth. Rev., Beaver Dam Cmnty. Hosp. Inc., Ser. A	NR	6.75%	8/15/34		$1,250	$1,346,775

						12,074,972

Wyoming 0.5%
Weston Cnty. Wyoming Poll. Ctrl. Rev., Rfdg., Black Hills Pwr. Inc. Proj.	Baa2	4.80	10/01/14		2,850	2,874,282

Total long-term investments (cost $582,655,806)						590,787,799

SHORT-TERM INVESTMENTS 0.1%

Alabama 0.1%
McIntosh Ala. Indl. Dev. Brd. Environmental Impt. Rev. Daily-Ref-CIBC Specialty, Ser. E A.M.T., F.R.D.D.	P-2	2.99(j)	11/1/05	(g)	300	300,000

Delaware
Delaware St. Econ. Dev. Auth. Rev.,Delmarva Pwr. & Lt. Co. Proj., A.M.T., F.R.D.D.	VMIG2	3.10(j)	11/1/05	(g)	100	100,000

Total short-term investments (cost $400,000)						400,000

Total Investments 98.1% (cost $583,055,806; Note 5)						591,187,799
Other assets in excess of other liabilities (k) 1.9%						11,328,474

Net Assets 100%						$602,516,273

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	27

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S—Residential Interest Bonds.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at October 31, 2005.
(d)	Represents issuer in default of interest payments; non-income producing security.
(e)	Prerefunded issues are secured by escrowed cash and/or U.S. government guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin for financial futures contracts.
(g)	The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(h)	Indicates illiquid securities. The aggregate cost of such securities is $79,641,525. The aggregate value of $61,776,779 is approximately 10.3% of net assets.
(i)	Indicates a security restricted to resale. The aggregate cost of such securities was $29,997,133. The aggregate value of $13,705,971 is approximately 2.3% of net assets.
(j)	Indicates variable rate security. The interest rate shown reflects the rate in effect at October 31, 2005.
(k)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open future contracts outstanding at October 31, 2005

Number of Contracts	Type	Expiration Date	Value at October 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
123	U.S. Treasury Bonds	Dec. 05	$13,772,157	$14,288,130	$(515,973)
20	U.S. Treasury 2 Yr. Notes	Dec. 05	4,104,062	4,126,927	(22,865)

					(538,838)

	Short Positions:
114	U.S. Treasury 5 Yr. Notes	Dec. 05	12,071,531	12,218,334	146,803
316	U.S. Treasury 10 Yr. Notes	Dec. 05	34,271,188	34,942,712	671,524

					818,327

					$279,489

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2005 was as follows:

Portfolio Composition* expressed as a percentage of net assets as of 10/31/05
Healthcare	27.7%
Special Tax/Assessment District	14.6
Corporate Backed IDB & PCR	12.0
Other	7.9
General Obligation	6.2
Power	4.6
Transportation	4.5
Housing	4.2
Tobacco Appropriated	3.9
Education	3.2
Tobacco	3.0
Water & Sewer	2.7
Lease Backed Certificate of Participation	1.7
Solid Waste/Resource Recovery	1.4
Pooled Financing	0.4
Short-Term Investments	0.1
Total Investments	98.1
Other assets in excess of other liabilities	1.9
Net Assets	100.0%

*	Portfolio composition is subject to change.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	29

Statement of Assets and Liabilities

as of October 31, 2005 (Unaudited)

Assets
Unaffiliated investments, at value (cost $583,055,806)	$591,187,799
Interest receivable	11,127,032
Receivable for investments sold	5,955,000
Receivable for Series shares sold	2,435,889
Prepaid expenses	6,837

Total assets	610,712,557

Liabilities
Dividends payable	2,969,581
Payable to custodian	2,502,832
Payable for Series shares reacquired	1,941,163
Accrued expenses	302,341
Management fee payable	258,313
Distribution fee payable	162,056
Transfer agent fee payable	32,491
Deferred trustees’ fees	17,941
Due to broker—variation margin	9,566

Total liabilities	8,196,284

Net Assets	$602,516,273

Net assets were comprised of:
Shares of beneficial interest, at par	$584,429
Paid-in capital in excess of par	649,129,247

649,713,676
Undistributed net investment income	3,633,588
Accumulated net realized loss on investment transactions	(59,242,534)
Net unrealized appreciation on investments and financial future contracts	8,411,543

Net assets, October 31, 2005	$602,516,273

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share
($455,270,826 ÷ 44,164,122 shares of beneficial interest issued and outstanding)	$10.31
Maximum sales charge (4.00% of offering price)	.43

Maximum offering price to public	$10.74

Class B
Net asset value, offering price and redemption price per share
($110,986,068 ÷ 10,761,738 shares of beneficial interest issued and outstanding)	$10.31

Class C
Net asset value, offering price and redemption price per share
($26,731,993 ÷ 2,592,035 shares of beneficial interest issued and outstanding)	$10.31

Class Z
Net asset value, offering price and redemption price per share
($9,527,386 ÷ 925,027 shares of beneficial interest issued and outstanding)	$10.30

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	31

Statement of Operations

Six Months Ended October 31, 2005 (Unaudited)

Net Investment Income
Income
Interest	$19,445,292

Expenses
Management fee	1,569,627
Distribution fee—Class A	579,581
Distribution fee—Class B	320,112
Distribution fee—Class C	89,411
Transfer agent’s fees and expenses (including affiliated expense of $135,132)	150,000
Custodian’s fees and expenses	73,000
Reports to shareholders	65,000
Registration fees	30,000
Legal fees and expenses	13,000
Audit fee	12,000
Trustees’ fees	11,000
Insurance	11,000
Miscellaneous	7,895

Total expenses	2,931,626

Net investment income	16,513,666

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized loss on:
Investment transactions	(8,757,524)
Financial futures transactions	(328,205)

(9,085,729)

Net change in unrealized appreciation (depreciation) on:
Investments	5,441,855
Financial futures contracts	645,582

6,087,437

Net loss on investment transactions	(2,998,292)

Net Increase In Net Assets Resulting From Operations	$13,515,374

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2005	Year Ended April 30, 2004
Decrease In Net Assets
Operations
Net investment income	$16,513,666	$32,646,831
Net realized gain (loss) on investment transactions	(9,085,729)	1,074,702
Net change in unrealized appreciation (depreciation) on investments	6,087,437	21,104,583

Net increase in net assets resulting from operations	13,515,374	54,826,116

Dividends from net investment income (Note 1)
Class A	(10,997,477)	(23,408,983)
Class B	(2,879,609)	(8,039,534)
Class C	(506,623)	(1,059,656)
Class Z	(306,500)	(614,345)

	(14,690,209)	(33,122,518)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	16,172,204	26,586,733
Net asset value of shares issued in reinvestment of dividends	6,909,220	15,439,660
Cost of shares reacquired	(55,232,101)	(116,275,299)

Net decrease in net assets from Series share transactions	(32,150,677)	(74,248,906)

Total decrease	(33,325,512)	(52,545,308)

Net Assets
Beginning of period	635,841,785	688,387,093

End of period(a)	$602,516,273	$635,841,785

(a) Includes undistributed net investment income of:	$3,633,588	$1,810,131

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	33

Portfolio of Investments

as of October 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
LONG-TERM INVESTMENTS 98.4%

California 10.3%
California Hlth. Facs. Fin.,
Cedar-Sinai Med. Ctr.	A3	5.00%	11/15/21	$1,000		$1,026,990
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	7,000		7,360,989
Golden St. Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	1,500		1,185,435
Los Angeles Cmnty Redev. Agcy. Lease Rev. Manchester Social Svcs. Proj. A.M.B.A.C.	Aaa	5.00	9/01/25	1,910		1,972,820
Los Angeles Unif. Sch. Dist. Cert. Part., Admin. Bldg. Proj., Ser. B., C.O.P., A.M.B.A.C.	Aaa	5.00	10/01/31	3,000		3,055,200
San Diego Cnty. Wtr. Rev., C.O.P., F.G.I.C., R.I.T.E.S.	Aaa	8.4058(e)	4/26/06	5,800	(g)	5,949,060
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S., Ser. A, M.B.I.A	Aaa	Zero	1/15/36	10,000		2,148,200
University of California Rev., Ser. B, F.S.A.	Aaa	5.00	5/15/24	2,500		2,602,150
University Rev., Hosp., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	3,000		3,144,390

						28,445,234

Colorado 1.1%
Denver City & Cnty. Arpt. Rev., Ser. C, A.M.T., M.B.I.A.	Aaa	5.60	11/15/11	3,000		3,096,660

Delaware 0.6%
Delaware River & Bay Auth. Dev. Rev., M.B.I.A.	Aaa	5.00	1/01/24	1,500		1,575,285

District of Columbia 3.2%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,000		2,048,740

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.	Aaa	6.50%	6/01/10	$2,905	(c)	$3,273,209
Ser. A, M.B.I.A.	Aaa	6.50	6/01/10	3,095	(d)	3,465,874

						8,787,823

Florida 7.2%
Brevard Cnty. Hlth. Facs. Auth., Holmes Reg. Med. Ctr. Proj., M.B.I.A.	Aaa	5.60	10/01/10	6,000		6,181,620
Duval Cnty. Sch. Brd. C.O.P., F.G.I.C.	Aaa	5.00	7/01/21	5,300		5,547,881
Florida St. Corr. Privatization Comn. Cert. Partner, A.M.B.A.C., C.O.P., Ser. B	Aaa	5.00	8/01/15	2,125		2,263,975
Indian River Cnty. Wtr. & Swr. Rev., Ser. A, F.G.I.C.	Aaa	5.25	9/01/18	2,600		2,770,170
Polk Cnty. Sch. Dist. Sales Tax Rev.,
F.S.A.	Aaa	5.25	10/01/17	1,580		1,712,625
F.S.A.	Aaa	5.25	10/01/18	1,325		1,435,015

						19,911,286

Georgia 2.1%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.	Aaa	6.50	1/01/10	2,000	(c)	2,235,560
Newnan Hosp. Auth. Rev., M.B.I.A.	Aaa	5.50	1/01/21	3,185		3,426,519

						5,662,079

Hawaii 3.2%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000		8,740,800

Illinois 9.6%
Chicago Illinois Proj. & Rfdg., G.O., F.G.I.C.	Aaa	5.25	1/01/28	2,000		2,091,100
Chicago Midway Arpt. Rev., Ser. B., M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,000		5,152,550

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	35

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Chicago O’Hare Int’l. Arpt. Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa	5.625%	1/01/15	$2,000		$2,047,000
Illinois St. Civic Ctr., Spec. St. Oblig., F.S.A.	Aaa	5.50	12/15/15	2,710		2,931,651
Illinois St. Toll Hwy. Auth. Rev., Ser. A, F.S.A.	Aaa	5.00	1/01/22	3,000		3,142,710
Illinois St., G.O., F.S.A	Aaa	5.25	4/01/22	2,500		2,670,800
McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,000	(c)	4,381,680
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., C.A.B.S., McCormick,
Ser. A, M.B.I.A.	Aaa	Zero	12/15/34	10,000		2,333,400
C.A.B.S., McCormick, Ser. A, M.B.I.A.	Aaa	Zero	6/15/37	7,500		1,537,425

						26,288,316

Indiana 1.7%
Anderson Ind. Sch. Bldg. Corp. First Mtg., A.M.B.A.C.	AAA(b)	5.00	7/15/27	2,000		2,072,700
Indiana St. Office Bldg. Commn. Rev., Southest Regl. Treatment Ctr.
Ser. E, A.M.B.A.C.	Aaa	5.00	7/01/26	2,605		2,686,146

						4,758,846

Kansas 0.6%
Saline Cnty. Unif. Sch. Dist. No. 305, G.O., F.S.A.	Aaa	5.50	9/01/17	1,525	(c)	1,657,507

Louisiana 0.6%
New Orleans LA, G.O., M.B.I.A.	Aaa	5.25	12/01/22	1,540		1,631,461

Massachusetts 2.9%
Boston Convention Ctr. Act of 1997, Spec. Oblig., Ser. A, A.M.B.A.C.	Aaa	5.00	5/01/19	2,000		2,092,100

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Massachusetts St. Spec. Bldg., Auth. Rev., Sales Tax Rev., Ser. A, F.S.A.	Aaa	5.00%	8/15/24	$2,000		$2,089,620
Massachusetts St. Spec. Oblig. Dedicated Tax Rev., F.G.I.C.	Aaa	5.25	1/01/21	2,500		2,756,575
Massachusetts St. Spec. Oblig. Rev., Sales Tax Rev.,
Ser. A, F.S.A.	Aaa	5.50	6/01/21	1,000		1,132,780

						8,071,075

Michigan 2.1%
Detroit Wtr. Sup. Sys., Ser. B, M.B.I.A.	Aaa	5.25	7/01/32	5,500		5,782,809

Minnesota 2.5%
Becker Indpt. Sch. Dist. No. 726, F.S.A, G.O.
Ser. A	Aaa	6.00	2/01/15	1,610		1,763,771
Ser. A	Aaa	6.00	2/01/16	1,750		1,917,143
Minneapolis & St. Paul Metro. Arpts., F.G.I.C.,
Ser. C	Aaa	5.50	1/01/19	3,000		3,226,830

						6,907,744

Missouri 1.2%
St. Louis Arpt. Rev., Arpt. Dev. Proj., Ser. A, M.B.I.A.	Aaa	5.625	7/01/19	3,000	(c)	3,303,900

Nevada 1.2%
Clark Cnty. Nevada Sch. Dist. Refdg., Ser. B, G.O., F.S.A.	Aaa	5.00	6/15/18	3,000		3,180,840

New Jersey 6.3%
Jersey City Swr. Auth.,
Rev., A.M.B.A.C.	Aaa	6.00	1/01/10	2,585		2,832,333
Rev., A.M.B.A.C.	Aaa	6.25	1/01/14	4,255		4,851,126
New Jersey Healthcare Greystone Pk. Psychiatric Hosp., A.M.B.A.C.	Aaa	5.00	9/15/26	2,000		2,069,220
New Jersey St. Edl. Facs. Auth. Montclair St. Univ., Ser. F, F.G.I.C.	Aaa	5.00	7/01/24	3,650		3,835,384

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	37

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs.,
Ser. A, F.S.A.	Aaa	5.00%	1/01/20	$2,500	$2,637,100
Ser. B, A.M.B.A.C.	Aaa	Zero	1/01/35	1,500	959,670

					17,184,833

New York 14.7%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750	3,041,280
Islip Res. Rec. Facs., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750	2,004,538
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg., M.B.I.A.,
Ser. B	Aaa	5.50	7/01/19	5,000	5,474,600
Ser. B	Aaa	5.50	7/01/23	7,285	7,940,722
New York St. Twy. Auth. Hwy. & Bridg. Tr. Fd. Ser. B, A.M.B.A.C.	Aaa	5.00	4/01/21	3,000	3,160,560
New York St. Dorm. Auth. Rev., Sch. Dist. Fin. Proj., Ser. A, M.B.I.A.	Aaa	5.75	10/01/17	3,000	3,345,060
New York, NY, Pub. Impvt., Ser. J, G.O., F.S.A.	Aaa	5.00	3/01/18	2,500	2,641,100
Suffolk Cnty. Judicial Facs., John P. Cohalan Complex, A.M.B.A.C.	Aaa	5.75	10/15/12	3,000	3,256,950
Tobacco Settlement Fin. Corp., Asset-Bkd.,
Ser. A-1	A2	5.50	6/01/14	3,000	3,177,510
Ser. C-1	A2	5.50	6/01/15	1,000	1,067,390
Yonkers, Ser. B, G.O., M.B.I.A.	Aaa	5.00	8/01/21	2,425	2,543,098
Yonkers, G.O., M.B.I.A.	Aaa	5.00	8/01/22	2,545	2,660,721

					40,313,529

Oklahoma 4.2%
Edmond Pub. Wks. Auth. Util. Rev., A.M.B.A.C.	Aaa	5.625	7/01/24	4,440	4,739,744
Norman Reg. Hosp. Auth., Rev., Ser. A, M.B.I.A.	Aaa	5.50	9/01/11	4,110	4,263,755

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75%	2/01/18	$2,620		$2,678,819

						11,682,318

Pennsylvania 4.5%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	2,500		2,631,425
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,000		5,497,350
Pennsylvania St. Tpk. Commn. Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,000		2,215,200
Philadelphia Wtr. & Swr. Rev., Wrt. Util. Impvt. Ser. A, F.S.A.	Aaa	5.25	7/01/20	2,000		2,158,720

						12,502,695

Puerto Rico 2.5%
Puerto Rico Comnwlth. Hwy. & Transit Auth. Trans. Rev.,
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	3,000		3,139,380
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,465		3,625,984

						6,765,364

South Carolina 2.3%
Lexington Wtr. & Swr., Rev., Ser. A., M.B.I.A.	Aaa	5.75	4/01/20	4,180		4,558,583
Univ. of South Carolina, Rev., Ser. A, F.G.I.C.	Aaa	5.75	6/01/30	1,615	(c)	1,768,813

						6,327,396

Texas 7.2%
Corpus Christi Util. Sys. Rev.,
Ser. A, F.S.A.	Aaa	6.00	7/15/19	3,255	(c)	3,598,630
Ser. A, F.S.A.	Aaa	6.00	7/15/20	3,450	(c)	3,814,217
Houston Arpt. Sys. Rev., E.T.M.	Aaa	7.20	7/01/13	2,925	(c)	3,339,473
Houston, Rfdg., Pub. Impvt., Ser. A., G.O., M.B.I.A.	Aaa	5.375	3/01/15	5,000		5,486,549
Northwest Indpt. Sch. Dist., P.S.F.G.,
Sch. Bldg. & Rfdg., G.O.	Aaa	5.50	8/15/17	1,080		1,180,051
Sch. Bldg. & Rfdg., G.O.	Aaa	5.50	8/15/18	1,000		1,090,660

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	39

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)
Van Alstyne Indpt. Sch. Dist. Rfdg., G.O., P.S.F.G.	Aaa	5.95%	8/15/29		$1,105	$1,154,206

						19,663,786

Washington 4.5%
Clark Cnty. Sch. Dist. No. 114, G.O., F.S.A.	Aaa	5.25	12/01/18		3,800	4,076,944
Cowlitz Cnty. Sch. Dist. No. 122 Longview, G.O., F.S.A.	Aaa	5.50	12/01/19		1,725	1,877,990
Ocean Shores, G.O., F.G.I.C.	Aaa	5.50	12/01/20		1,570	1,705,067
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aaa	5.375	12/01/19		2,000	2,160,580
Washington St. Hsg. Fin. Comn., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375	12/01/18		2,505	2,569,328

						12,389,909

West Virginia 1.2%
Clarksburg Wtr. Rev., F.G.I.C.	Aaa	5.25	9/01/19		2,000	2,146,680
West Virginia St. Wtr. Dev. Auth., Ser. B, A.M.B.A.C., A.M.T.	Aaa	5.875	7/01/20		1,015	1,096,900

						3,243,580

Wisconsin 0.9%
Manitowoc Elec. Rev., Pwr. Sys., F.G.I.C.	Aaa	5.25	10/01/34		2,500	2,598,825

Total long-term investments (cost $261,230,503)						270,473,900

SHORT-TERM INVESTMENTS 3.0%

California 2.6%
California Hsg. Fin. Agcy. Rev., A.M.T., F.R.D.D.
Mtg., Ser. F, A.M.B.A.C.	VMIG1	2.73	11/01/05	(f)	3,500	3,500,000
Mtg., Ser. M	VMIG1	2.71	11/01/05	(f)	1,900	1,900,000
Mtg., Ser. U, M.B.I.A.	VMIG1	2.80	11/01/05	(f)	1,800	1,800,000

						7,200,000

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)

Illinois 0.1%
Municipal Secs. Trust Ctfs., Ser. 2000-93, (Class A), A.M.T., A.M.B.A.C., F.R.D.D.	A-1(b)	2.75%	11/05/05	(f)	$300	$300,000

Texas 0.3%
Dallas-Fort Worth Texas Regl. Arpt. Rev., F.R.D.D., M.B.I.A., A.M.T.	A-1+(b)	2.75	11/01/05	(f)	700	700,000

Total short-term investments (cost $8,200,000)						8,200,000

Total Investments 101.4% (cost $269,430,503; Note 5)						278,673,900
Liabilities in excess of other assets (1.4%)(g)						(3,818,305)

Net Assets 100.0%						$274,855,595

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D—Floating Rate Daily Demand Note.

F.N.M.A.—Federal National Mortgage Association.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Public School Fund Guaranty.

R.I.T.E.S—Residual Interest Tax Exempt Securities Receipts.

(b)	Standard & Poor’s rating.
(c)	Prerefunded issues are secured by escrow cash or direct U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts and collateral for interest rate swap.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of 10/31/05.
(f)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(g)	Indicates an illiquid security. The aggregate cost of such security is $5,805,076. The aggregate value of $5,949,060 is approximately 2.2% of net assets.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	41

Portfolio of Investments

as of October 31, 2005 (Unaudited) Cont’d.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swap as follows:

Open future contracts outstanding at October 31, 2005:

Number of Contracts	Type	Expiration Date	Value at October 31, 2005	Value at Trade Date	Unrealized Appreciation
	Long Positions:
7	U.S. Treasury Bonds	Dec. 05	$783,781	$782,039	$1,742
	Short Positions:
63	U.S. Treasury 5 Yr. Notes	Dec. 05	6,671,109	6,721,414	50,305
57	U.S. Treasury 2 Yr. Notes	Dec. 05	11,696,578	11,762,336	65,758

					$117,805

Interest rate swap agreement outstanding at October 31, 2005:

Counterparty		Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	*	3/17/2021	$1,700	3.865%	BMA Municipal Swap Index	$(52,185)

*	Portfolio pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

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The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2005 was as follows:

Portfolio Composition* expressed as a percentage of net assets as of 10/31/05
Transportation	22.2%
General Obligation	20.4
Water & Sewer	16.1
Education	9.1
Healthcare	6.6
Special Tax/Assessment District	5.9
Lease Backed Certificate of Participation	5.6
Corporate Backed IDB & PCR	3.2
Short-Term Investments	3.0
Pooled Financing	2.0
Tobacco Appropriated	2.0
Other	1.8
Solid Waste/Resource Recovery	1.7
Housing	0.9
Power	0.9
Total Investments	101.4
Liabilities in excess of other assets	–1.4
Net Assets	100.0%

*	Portfolio composition is subject to change.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	43

Statement of Assets and Liabilities

as of October 31, 2005 (Unaudited)

Assets
Unaffiliated investments, at value (cost $269,430,503)	$278,673,900
Interest receivable	3,901,476
Receivable for Series shares sold	1,374,223
Due from broker—variation margin	28,814
Prepaid expenses	5,900

Total assets	283,984,313

Liabilities
Payable for investments purchased	5,786,225
Dividends payable	1,978,417
Payable to custodian	744,606
Payable for Series shares reacquired	188,854
Accrued expenses	163,447
Management fee payable	118,445
Distribution fee payable	68,931
Unrealized depreciation on interest rate swaps	52,185
Deferred trustees’ fees	14,029
Transfer agent fee payable	13,579

Total liabilities	9,128,718

Net Assets	$274,855,595

Net assets were comprised of:
Shares of beneficial interest, at par	$254,507
Paid-in capital in excess of par	262,530,308

262,784,815
Undistributed net investment income	296,194
Accumulated net realized gain on investment transactions	2,465,569
Net unrealized appreciation on investments	9,309,017

Net assets, October 31, 2005	$274,855,595

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($229,066,919 ÷ 21,215,482 shares of beneficial interest issued and outstanding)	$10.80
Maximum sales charge (4.00% of offering price)	.45

Maximum offering price to public	$11.25

Class B
Net asset value, offering price and redemption price per share
($35,439,048 ÷ 3,277,131 shares of beneficial interest issued and outstanding)	$10.81

Class C
Net asset value, offering price and redemption price per share
($6,513,546 ÷ 602,336 shares of beneficial interest issued and outstanding)	$10.81

Class Z
Net asset value, offering price and redemption price per share
($3,836,082 ÷ 355,777 shares of beneficial interest issued and outstanding)	$10.78

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	45

Statement of Operations

Six Months Ended October 31, 2005 (Unaudited)

Net Investment Income
Income
Interest	$6,758,671

Expenses
Management fee	727,420
Distribution fee—Class A	299,345
Distribution fee—Class B	99,941
Distribution fee—Class C	26,981
Transfer agent’s fees and expenses (including affiliated expense of $58,300)	80,000
Custodian’s fees and expenses	62,000
Reports to shareholders	30,000
Registration fees	27,000
Legal fees and expenses	13,000
Audit fee	12,000
Trustees’ fees	8,000
Insurance	5,000
Miscellaneous	4,847

Total expenses	1,395,534

Net investment income	5,363,137

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain on:
Investment transactions	1,771,673
Financial futures transactions	397,065
Interest rate swap	14,757

2,183,495

Net change in unrealized appreciation (depreciation) on:
Investments	(6,708,400)
Financial futures contracts	(37,132)
Interest rate swap	(32,131)

(6,777,663)

Net loss on investment transactions	(4,594,168)

Net Increase In Net Assets Resulting From Operations	$768,969

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2005	Year Ended April 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$5,363,137	$11,383,142
Net realized gain on investment transactions	2,183,495	1,220,666
Net change in unrealized appreciation (depreciation) on investments	(6,777,663)	4,189,868

Net increase in net assets resulting from operations	768,969	16,793,676

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(4,463,814)	(9,275,030)
Class B	(694,566)	(1,664,406)
Class C	(116,000)	(246,667)
Class Z	(85,849)	(210,938)

	(5,360,229)	(11,397,041)

Distributions from net realized gains
Class A	—	(2,585,711)
Class B	—	(509,925)
Class C	—	(83,023)
Class Z	—	(52,719)

	—	(3,231,378)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	2,851,544	13,443,993
Net asset value of shares issued in reinvestment of dividends and distributions	3,325,558	9,115,454
Cost of shares reacquired	(23,520,458)	(51,064,171)

Net decrease in net assets from Series share transactions	(17,343,356)	(28,504,724)

Total decrease	(21,934,616)	(26,339,467)

Net Assets
Beginning of period	296,790,211	323,129,678

End of period(a)	$274,855,595	$296,790,211

(a) Includes undistributed net investment income of:	$296,194	$293,286

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	47

Notes to Financial Statements

Dryden Municipal Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the “High Income Series” and the “Insured Series”. Investment operations for Class A, Class B, Class C and Class Z shares of each Series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

The investment objectives of the Series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service

48	Visit our website at www.jennisondryden.com

does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Municipal Bond Fund	49

Notes to Financial Statements

Cont’d

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option that is traded in the over-the counter market, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swap: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were developed as asset/liability management tools. In more complex swaps, the notional principal may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract, if any.

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The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to market interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from the net investment income daily and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Dryden Municipal Bond Fund	51

Notes to Financial Statements

Cont’d

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion. The effective management fee rate was .50 of 1% of the average daily net assets of the High Income and Insured Series for the six months ended October 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the

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average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% average daily net assets of the Class A shares and Class C shares, respectively.

PIMS has advised the High Income Series and Insured Series that it received approximately $91,600 and $45,900 for Class A shares, respectively, in front-end sales charges during the six months ended October 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the High Income Series and Insured Series that for the six months ended October 31, 2005, it received approximately $79,100 ($78,400-Class B; $700-Class C) and $47,900 ($47,800-Class B; $100-Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the SCA is $500 million. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The Funds pay a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration date of the renewed SCA is October 28, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended October 31, 2005.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing

Dryden Municipal Bond Fund	53

Notes to Financial Statements

Cont’d

system. For the six months ended October 31, 2005, the Fund incurred approximately $46,700 ($36,900 High Income Series; $9,800 Insured Series) in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended October 31, 2005, the Fund did not pay brokerage commissions to Wachovia or First Clearing.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2005, were as follows:

Series	Purchases	Sales
High Income	$41,600,474	$60,990,140
Insured	$47,026,416	$61,494,502

Note 5. Distributions and Tax Information

For federal income tax purposes, the High Income Series has a capital loss carryforward as of April 30, 2005 of approximately $47,661,000, of which $554,000 expires in 2006, $3,137,000 expires in 2007, $5,906,000 expires in 2008, $20,095,000 expires in 2009, $13,512,000 expires in 2010 and $4,457,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. The tax basis differs from the amount on the Statement of Assets and Liabilities primarily due to differences in the treatment of discount and premium amortization for book and tax purposes.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation (depreciation) as of October 31, 2005 were as follows:

Series	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
High Income	$581,439,733	$34,264,434	$24,516,368	$9,748,066
Insured	$269,052,534	$10,701,022	$1,079,656	$9,621,366

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the differences in the treatment of premium amortization for book and tax purposes.

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Note 6. Capital

The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

	High Income Series Class A		Insured Series Class A
	Shares	Amount	Shares	Amount
Period ended October 31, 2005:
Shares sold	683,577	$7,115,268	200,210	$2,196,896
Shares issued in reinvestment of dividends and distributions	500,601	5,202,449	251,713	2,760,402
Shares reacquired	(3,663,492)	(38,062,106)	(1,559,143)	(17,106,173)

Net increase (decrease) in shares outstanding before conversion	(2,479,314)	(25,744,389)	(1,107,220)	(12,148,875)
Shares issued upon conversion from Class B	2,160,251	22,542,862	246,627	2,722,289

Net increase (decrease) in shares outstanding	(319,063)	$(3,201,527)	(860,593)	$(9,426,586)

Dryden Municipal Bond Fund	55

Notes to Financial Statements

Cont’d

	High Income Series Class A		Insured Series Class A
	Shares	Amount	Shares	Amount
Year ended April 30, 2005:
Shares sold	1,385,419	$14,021,188	778,046	$8,615,005
Shares issued in reinvestment of dividends and distributions	1,099,579	11,164,001	670,895	7,366,574
Shares reacquired	(7,283,489)	(73,874,672)	(3,456,633)	(37,849,162)

Net increase (decrease) in shares outstanding before conversion	(4,798,491)	(48,689,483)	(2,007,692)	(21,867,583)
Shares issued upon conversion from Class B	3,536,976	35,857,695	431,070	4,722,888

Net increase (decrease) in shares outstanding	(1,261,515)	$(12,831,788)	(1,576,622)	$(17,144,695)

	High Income Series Class B		Insured Series Class B
	Shares	Amount	Shares	Amount
Period ended October 31, 2005:
Shares sold	169,124	$1,760,315	36,240	$398,673
Shares issued in reinvestment of dividends and distributions	108,704	1,130,076	39,082	429,400
Shares reacquired	(1,079,344)	(11,225,253)	(405,211)	(4,446,042)

Net increase (decrease) in shares outstanding before conversion	(801,516)	(8,334,862)	(329,889)	(3,617,969)
Shares reacquired upon conversion into Class A	(2,159,225)	(22,542,862)	(246,314)	(2,722,289)

Net increase (decrease) in shares outstanding	(2,960,741)	$(30,877,724)	(576,203)	$(6,340,258)

	High Income Series Class B		Insured Series Class B
	Shares	Amount	Shares	Amount
Year ended April 30, 2005:
Shares sold	550,724	$5,601,938	260,009	$2,860,840
Shares issued in reinvestment of dividends and distributions	315,199	3,196,834	123,998	1,363,624
Shares reacquired	(2,865,056)	(28,975,493)	(814,723)	(8,926,398)

Net increase (decrease) in shares outstanding before conversion	(1,999,133)	(20,176,721)	(430,716)	(4,701,934)
Shares reacquired upon conversion into Class A	(3,533,490)	(35,857,695)	(430,465)	(4,722,888)

Net increase (decrease) in shares outstanding	(5,532,623)	$(56,034,416)	(861,181)	$(9,424,822)

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	High Income Series Class C		Insured Series Class C
	Shares	Amount	Shares	Amount
Period ended October 31, 2005:
Shares sold	575,962	$5,992,864	21,902	$241,093
Shares issued in reinvestment of dividends and distributions	27,125	281,976	5,900	64,815
Shares reacquired	(142,785)	(1,485,366)	(111,091)	(1,219,388)

Net increase (decrease) in shares outstanding	460,302	$4,789,474	(83,289)	$(913,480)

	High Income Series Class C		Insured Series Class C
	Shares	Amount	Shares	Amount
Year ended April 30, 2005:
Shares sold	150,208	$1,534,352	135,601	$1,502,577
Shares issued in reinvestment of dividends and distributions	58,491	593,704	17,891	196,735
Shares reacquired	(537,413)	(5,453,703)	(167,243)	(1,834,979)

Net increase (decrease) in shares outstanding	(328,714)	$(3,325,647)	(13,751)	$(135,667)

	High Income Series Class Z		Insured Series Class Z
	Shares	Amount	Shares	Amount
Period ended October 31, 2005:
Shares sold	125,861	$1,303,757	1,353	$14,882
Shares issued in reinvestment of dividends and distributions	28,380	294,719	6,475	70,941
Shares reacquired	(428,435)	(4,459,376)	(68,488)	(748,855)

Net increase (decrease) in shares outstanding	(274,194)	$(2,860,900)	(60,660)	$(663,032)

	High Income Series Class Z		Insured Series Class Z
	Shares	Amount	Shares	Amount
Year ended April 30, 2005:
Shares sold	536,589	$5,429,255	42,683	$465,571
Shares issued in reinvestment of dividends and distributions	47,658	485,121	17,180	188,521
Shares reacquired	(795,862)	(7,971,431)	(224,936)	(2,453,632)

Net increase (decrease) in shares outstanding	(211,615)	$(2,057,055)	(165,073)	$(1,799,540)

Dryden Municipal Bond Fund	57

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended October 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.33

Income (loss) from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	(.02)

Total from investment operations	.23

Less Dividends:
Dividends from net investment income	(.25)

Net asset value, end of period	$10.31

Total Return(b):	2.18%
Ratios/Supplemental Data:
Net assets, end of period (000)	$455,271
Average net assets (000)	$459,885
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.87	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	5.33	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	7	%(e)

(a)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 5.84% to 5.87%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2005	2004	2003	2002(a)	2001

$9.99	$10.11	$10.06	$10.11	$10.22

.51	.53	.56	.61	.61
.35	(.12)	.04	(.06)	(.12)

.86	.41	.60	.55	.49

(.52)	(.53)	(.55)	(.60)	(.60)

$10.33	$9.99	$10.11	$10.06	$10.11

8.81%	4.13%	6.15%	5.53%	4.94%

$459,598	$457,184	$491,218	$501,501	$522,556
$458,739	$479,691	$496,597	$517,930	$527,117

.86%	.87%	.85%	.84%	.84%
.61%	.62%	.60%	.59%	.59%
5.03%	5.25%	5.53%	5.87%	6.05%

29%	89%	88%	58%	46%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	59

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended October 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.34

Income (loss) from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	(.03)

Total from investment operations	.21

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.31

Total Return(b):	1.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$110,986
Average net assets (000)	$127,001
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	5.05	%(c)

(a)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 5.59% to 5.62%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2005	2004	2003	2002(a)	2001

$10.00	$10.11	$10.06	$10.11	$10.22

.49	.51	.54	.58	.59
.34	(.12)	.04	(.06)	(.13)

.83	.39	.58	.52	.46

(.49)	(.50)	(.53)	(.57)	(.57)

$10.34	$10.00	$10.11	$10.06	$10.11

8.53%	3.95%	5.88%	5.27%	4.68%

$141,832	$192,517	$241,311	$285,581	$324,299
$165,596	$219,376	$264,067	$307,192	$375,632

1.11%	1.12%	1.10%	1.09%	1.09%
.61%	.62%	.60%	.59%	.59%
4.78%	5.00%	5.31%	5.62%	5.78%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	61

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended October 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.34

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.03)

Total from investment operations	.19

Less Dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$10.31

Total Return(b):	1.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,732
Average net assets (000)	$23,649
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.37	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	4.80	%(d)

(a)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 5.35% to 5.38%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended April 30,
2005	2004	2003	2002(a)	2001

$10.00	$10.11	$10.06	$10.11	$10.22

.46	.48	.51	.55	.56
.35	(.11)	.04	(.05)	(.12)

.81	.37	.55	.50	.44

(.47)	(.48)	(.50)	(.55)	(.55)

$10.34	$10.00	$10.11	$10.06	$10.11

8.26%	3.69%	5.62%	5.00%	4.42%

$22,033	$24,599	$28,313	$26,619	$27,263
$23,042	$26,968	$27,121	$27,814	$28,028

1.36%	1.37%	1.35%	1.34%	1.34%
.61%	.62%	.60%	.59%	.59%
4.53%	4.75%	5.04%	5.38%	5.55%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	63

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended October 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.32

Income (loss) from investment operations:
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	(.02)

Total from investment operations	.24

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$10.30

Total Return(b):	2.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,527
Average net assets (000)	$12,198
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.62	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	5.58	%(c)

(a)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 6.11% to 6.14%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended April 30,
2005	2004	2003	2002(a)	2001

$9.98	$10.10	$10.05	$10.10	$10.21

.54	.56	.59	.63	.64
.34	(.12)	.04	(.06)	(.13)

.88	.44	.63	.57	.51

(.54)	(.56)	(.58)	(.62)	(.62)

$10.32	$9.98	$10.10	$10.05	$10.10

9.09%	4.41%	6.41%	5.79%	5.19%

$12,379	$14,087	$15,361	$7,000	$5,966
$11,451	$15,572	$10,813	$6,368	$7,182

.61%	.62%	.60%	.59%	.59%
.61%	.62%	.60%	.59%	.59%
5.29%	5.51%	5.78%	6.14%	6.32%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	65

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended October 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.98

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	.03

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized capital gains	—

Total dividends and distributions	(.21)

Net asset value, end of period	$10.80

Total Return(b):	.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$229,067
Average net assets (000)	$237,524
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.92	%(d)
Expenses, excluding distribution and service (12b-1) fees	.67	%(d)
Net investment income	3.73	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	16	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by $.005 and increase the ratio of net investment income from 4.62% to 4.64%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2005	2004	2003	2002(b)	2001

$10.90	$11.59	$11.08	$10.91	$10.40

.41	.42	.49	.52	.51
.20	(.39)	.51	.17	.51

.61	.03	1.00	.69	1.02

(.41)	(.42)	(.49)	(.52)	(.51)
(.12)	(.30)	—	—	—

(.53)	(.72)	(.49)	(.52)	(.51)

$10.98	$10.90	$11.59	$11.08	$10.91

5.74%	.13%	9.17%	6.38%	9.90%

$242,325	$257,738	$281,077	$261,227	$265,718
$249,074	$271,328	$272,608	$269,146	$254,718

.91%	.90%	.88%	.87%	.89%
.66%	.65%	.63%	.62%	.64%
3.72%	3.72%	4.35%	4.64%	4.72%

15%	71%	59%	22%	38%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	67

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended October 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.99

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	.01

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized capital gains	—

Total dividends and distributions	(.19)

Net asset value, end of period	$10.81

Total Return(b):	.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,439
Average net assets (000)	$39,650
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.17	%(c)
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)
Net investment income	3.48	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 4.38% to 4.40%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2005	2004	2003	2002(b)	2001

$10.91	$11.60	$11.09	$10.92	$10.41

.38	.40	.47	.49	.48
.20	(.40)	.50	.17	.51

.58	—	.97	.66	.99

(.38)	(.39)	(.46)	(.49)	(.48)
(.12)	(.30)	—	—	—

(.50)	(.69)	(.46)	(.49)	(.48)

$10.99	$10.91	$11.60	$11.09	$10.92

5.45%	(.14)%	8.90%	6.12%	9.63%

$42,363	$51,432	$60,724	$55,145	$55,459
$48,258	$56,466	$58,003	$54,136	$70,084

1.16%	1.15%	1.13%	1.12%	1.14%
.66%	.65%	.63%	.62%	.64%
3.46%	3.47%	4.10%	4.40%	4.48%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	69

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended October 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.99

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	—

Less Dividends and Distributions:
Dividends from net investment income	(.18)
Distributions from net realized capital gains	—

Total dividends and distributions	(.18)

Net asset value, end of period	$10.81

Total Return(b):	(.03)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,514
Average net assets (000)	$7,136
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.42	%(d)
Expenses, excluding distribution and service (12b-1) fees	.67	%(d)
Net investment income	3.23	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 4.14% to 4.17%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended April 30,
2005	2004	2003	2002(b)	2001

$10.91	$11.60	$11.09	$10.92	$10.41

.35	.37	.44	.47	.45
.20	(.40)	.50	.16	.51

.55	(.03)	.94	.63	.96

(.35)	(.36)	(.43)	(.46)	(.45)
(.12)	(.30)	—	—	—

(.47)	(.66)	(.43)	(.46)	(.45)

$10.99	$10.91	$11.60	$11.09	$10.92

5.18%	(.39)%	8.63%	5.86%	9.37%

$7,538	$7,629	$8,457	$6,456	$4,085
$7,706	$8,329	$7,559	$5,320	$3,413

1.41%	1.40%	1.38%	1.37%	1.39%
.66%	.65%	.63%	.62%	.64%
3.22%	3.21%	3.85%	4.17%	4.23%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	71

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended October 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.96

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	.04

Less Dividends and Distributions:
Dividends from net investment income	(.22)
Distributions from net realized capital gains	—

Total dividends and distributions	(.22)

Net asset value, end of period	$10.78

Total Return(b):	.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,836
Average net assets (000)	$4,285
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.67	%(c)
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)
Net investment income	3.98	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective May 1, 2001, the Dryden Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 4.88% to 4.91%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended April 30,
2005	2004	2003	2002(b)	2001

$10.89	$11.58	$11.07	$10.91	$10.40

.44	.45	.52	.55	.53
.19	(.39)	.50	.15	.51

.63	.06	1.02	.70	1.04

(.44)	(.45)	(.51)	(.54)	(.53)
(.12)	(.30)	—	—	—

(.56)	(.75)	(.51)	(.54)	(.53)

$10.96	$10.89	$11.58	$11.07	$10.91

5.94%	.40%	9.45%	6.55%	10.17%

$4,565	$6,330	$9,179	$4,238	$2,182
$5,265	$7,365	$6,605	$3,152	$1,993

.66%	.65%	.63%	.62%	.64%
.66%	.65%	.63%	.62%	.64%
3.96%	3.98%	4.61%	4.91%	4.99%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	73

Approval of Advisory Agreements

Dryden Municipal Bond Fund/High Income Series

The Board of Trustees (the “Board”) of Dryden Municipal Bond Fund oversees the management of the High Income Series (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered performance and expense comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. Peer Universes and Peer Groups are mutual funds grouped according to investment style. If the quartile refers to performance, then a fund in the first quartile is among the best performers. If the quartile refers to expenses, then a fund in the first quartile has among the lowest expenses.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged, and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Municipal Bond Fund/High Income Series

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of Fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of High Income Series

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved gross performance that was in the third quartile over one-year, three-year, and five-year time periods ended

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December 31, 2004 in relation to the group of comparable funds in a Peer Universe. Over the same time periods, the Fund achieved net performance that was in the third quartile over a one-year period, performance that was in the second quartile over a three-year period, and performance that was in the third quartile over a five-year period. Gross performance does not reflect the impact of any fee waivers, expense subsidies or similar arrangements. Net performance does reflect the impact of any fee waivers, expense subsidies or similar arrangements.

The Board also noted that the Fund’s underperformance was primarily attributable to the Fund’s “hybrid” composition, pursuant to which the Fund invests in approximately a 50%/50% blend of higher and lower quality debt. Due to contracting credit quality spreads since mid-2003, the Fund experienced underperformance, since most of the other mutual funds in the Peer Universe invested primarily in traditional high yield municipal debt. The Board also noted that PIM’s decision to increase the Fund’s duration, and losses resulting from two defaulted securities, had also contributed to the Fund’s underperformance. The Board noted that PIM had begun to implement certain derivative strategies in order to address the Fund’s underperformance, and that PIM had recently hired a new lead portfolio manager for the Fund.

While noting that the Fund’s historical performance results had been disappointing, the Board concluded that it was reasonable to approve the continuance of the management and subadvisory agreements and to continue to monitor the steps being taken to improve performance.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds as provided by Lipper.

The Fund’s management fee of 0.500% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make

Dryden Municipal Bond Fund/High Income Series

Approval of Advisory Agreements (continued)

comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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Approval of Advisory Agreements

Dryden Municipal Bond Fund/Insured Series

The Board of Trustees (the “Board”) of Dryden Municipal Bond Fund oversees the management of the Insured Series (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered performance and expense comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. Peer Universes and Peer Groups are mutual funds grouped according to investment style. If the quartile refers to performance, then a fund in the first quartile is among the best performers. If the quartile refers to expenses, then a fund in the first quartile has among the lowest expenses.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged, and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Municipal Bond Fund/Insured Series

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Insured Series

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved gross performance that was in the

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fourth quartile over one-year and three-year periods ended December 31, 2004, and performance that was in the third quartile over five-year and ten-year time periods ended December 31, 2004 in relation to the group of comparable funds in a Peer Universe. Over these same time periods, the Fund achieved net performance that was in the third quartile over a one-year period, and performance that was in the second quartile over three-year, five-year, and ten-year time periods. Gross performance does not reflect the impact of any fee waivers, expense subsidies or similar arrangements. Net performance does reflect the impact of any fee waivers, expense subsidies or similar arrangements. The Board noted that PIM’s decision to increase the Fund’s duration was the primary cause of the Fund’s recent underperformance. The Board noted that PIM had begun to implement certain derivative strategies in order to address the Fund’s underperformance, and that PIM had recently hired a new lead portfolio manager.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.500% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Municipal Bond Fund/Insured Series

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Series has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Series’ website at www.jennisondryden.com and on the Commission’s website at www.sec.gov.

TRUSTEES

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Acting Treasurer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Marina Belaya, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Bond Fund/High Income Series and Insured Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). Each Series will provide a full list of its portfolio holdings on its website (www.jennisondryden.com) as of the end of each month within approximately 30 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

Dryden Municipal Bond Fund/Insured Series
Share Class	A	B	C	Z
NASDAQ	PMIAX	PMINX	PMICX	PMIZX
CUSIP	262467509	262467608	262467707	262467806

MF133E2    IFS-A112577    Ed. 12/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	December 22, 2005

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Acting Treasurer and Principal Financial Officer

Date	December 22, 2005

*	Print the name and title of each signing officer under his or her signature.